Accounts Receivable, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable reserved	$ 8.9	$ 10.9
Number of top customers	10	10
Credit concentration risk [Member] | Accounts receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, percentage	37.00%	40.00%